CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 17,691	$ 18,248	$ 25,993	$ 16,961	$ 2,344
Other comprehensive income, net of tax:
Foreign currency translation adjustments	452	1,480	1,749	(2,292)
Comprehensive income	$ 18,143	$ 19,728	$ 27,742	$ 14,669	$ 2,344